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   UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                              Form 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [   ]; Amendment Number:
                                                ------
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Motley Fool Asset Management LLC

Address: 2000 Duke St, Suite 175, Alexandria, VA 22314

Form 13F File Number: 028-14177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Biedronski

Title: Treasurer

Phone: 703-254-1566

Signature, Place, and Date of Signing:


/s/ Philip Biedronski              Alexandria, VA           February 3, 2012
----------------------------  --------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number          Name
28-

[Repeat as necessary.]

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                                FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:   190,079


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
None

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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------

ARCOS DORADOS HOLDINGS
 INC.                     Common Stock  G0457F107        1,106      53,862 SHS        SOLE                  53,862
ASTRAZENECA PLC           American
                           Depository
                           Receipt
                           (ADR)        046353108        1,856      40,100 SHS        SOLE                  40,100
NATUS MEDICAL
 INCORPORATED             Common Stock  639050103        4,004     424,600 SHS        SOLE                 424,600
Brookfield Asset
 Management Inc.          Common Stock  112585104        4,418     160,774 SHS        SOLE                 160,774
BECTON, DICKINSON AND
 COMPANY                  Common Stock  075887109        3,751      50,200 SHS        SOLE                  50,200
Baidu, Inc.               American
                           Depository
                           Receipt
                           (ADR)        056752108        2,229      19,136 SHS        SOLE                  19,136
BIG LOTS, INC.            Common Stock  089302103        2,568      68,000 SHS        SOLE                  68,000
BROOKFIELD
 INFRASTRUCTURE PARTNERS
 L.P.                     Unit          G16252101        4,519     163,127 SHS        SOLE                 163,127
Foreign Trade Bank of
 Latin America, Inc.      Common Stock  P16994132        2,288     142,565 SHS        SOLE                 142,565
BRF - Brasil Foods S.A.   American
                           Depository
                           Receipt
                           (ADR)        10552T107        2,125     108,704 SHS        SOLE                 108,704
BERKSHIRE HATHAWAY INC.   Common Stock  084670108        5,738          50 SHS        SOLE                      50
BERKSHIRE HATHAWAY INC.   Common Stock  084670702          229       3,000 SHS        SOLE                   3,000
CROWN HOLDINGS, INC.      Common Stock  228368106        2,848      84,800 SHS        SOLE                  84,800
COSTCO WHOLESALE
 CORPORATION              Common Stock  22160K105        2,463      29,558 SHS        SOLE                  29,558
COVIDIEN PUBLIC LIMITED
 COMPANY                  Common Stock  G2554F113        2,036      45,228 SHS        SOLE                  45,228
CRESUD INC.               American
                           Depository
                           Receipt
                           (ADR)        226406106        2,713     238,196 SHS        SOLE                 238,196
CISCO SYSTEMS, INC.       Common Stock  17275R102        2,802     155,000 SHS        SOLE                 155,000
DUPONT FABROS
 TECHNOLOGY, INC.         Real Estate
                           Investment
                           Trust (REIT) 26613Q106        3,840     158,550 SHS        SOLE                 158,550
QUEST DIAGNOSTICS
 INCORPORATED             Common Stock  74834L100        1,393      24,000 SHS        SOLE                  24,000
DIAMOND HILL INVESTMENT
 GROUP, INC.              Common Stock  25264R207        1,143      15,453 SHS        SOLE                  15,453
DENBURY RESOURCES INC.    Common Stock  247916208        7,071     468,300 SHS        SOLE                 468,300
DREW INDUSTRIES
 INCORPORATED             Common Stock  26168L205          756      30,811 SHS        SOLE                  30,811
ENSTAR GROUP LIMITED      Common Stock  G3075P101        2,210      22,510 SHS        SOLE                  22,510
THE FEMALE HEALTH
 COMPANY                  Common Stock  314462102          584     129,500 SHS        SOLE                 129,500
FLOW INTERNATIONAL
 CORPORATION              Common Stock  343468104        1,832     523,400 SHS        SOLE                 523,400
FLOWSERVE CORPORATION     Common Stock  34354P105        3,243      32,650 SHS        SOLE                  32,650
FORMFACTOR, INC.          Common Stock  346375108        1,584     313,100 SHS        SOLE                 313,100
GOOGLE INC.               Common Stock  38259P508        5,975       9,250 SHS        SOLE                   9,250
HCC INSURANCE HOLDINGS,
 INC.                     Common Stock  404132102        7,348     267,200 SHS        SOLE                 267,200
HECKMANN CORPORATION      Common Stock  422680108        1,144     172,000 SHS        SOLE                 172,000
INFINERA CORPORATION      Common Stock  45667G103        4,839     770,590 SHS        SOLE                 770,590
INTL FCSTONE INC.         Common Stock  46116V105        2,305      97,813 SHS        SOLE                  97,813
INNOPHOS HOLDINGS, INC.   Common Stock  45774N108        3,941      81,164 SHS        SOLE                  81,164
ILLINOIS TOOL WORKS INC.  Common Stock  452308109          747      16,000 SHS        SOLE                  16,000
KAPSTONE PAPER AND
 PACKAGING CORPORATION    Common Stock  48562P103          648      41,200 SHS        SOLE                  41,200
LOEWS CORPORATION         Common Stock  540424108        5,899     156,690 SHS        SOLE                 156,690
LIBERTY INTERACTIVE
 CORPORATION              Common Stock  53071M104          438      27,000 SHS        SOLE                  27,000
LEVEL 3 COMMUNICATIONS,
 INC.                     Common Stock  52729N308          939      55,250 SHS        SOLE                  55,250
Markel Corporation        Common Stock  570535104        6,510      15,700 SHS        SOLE                  15,700
THE MEN'S WEARHOUSE,
 INC.                     Common Stock  587118100        1,118      34,500 SHS        SOLE                  34,500
ANNALY CAPITAL
 MANAGEMENT, INC.         Real Estate
                           Investment
                           Trust (REIT) 035710409        4,133     258,989 SHS        SOLE                 258,989
NVIDIA CORPORATION        Common Stock  67066G104        1,137      82,000 SHS        SOLE                  82,000
OCCIDENTAL PETROLEUM
 CORPORATION              Common Stock  674599105        2,122      22,645 SHS        SOLE                  22,645
PAYCHEX, INC.             Common Stock  704326107        4,568     151,702 SHS        SOLE                 151,702
PENN NATIONAL GAMING,
 INC.                     Common Stock  707569109        3,148      82,700 SHS        SOLE                  82,700
POSCO                     American
                           Depository
                           Receipt
                           (ADR)        693483109        4,425      53,903 SHS        SOLE                  53,903
Philip Morris
 International Inc.       Common Stock  718172109        2,360      30,072 SHS        SOLE                  30,072
DR.REDDY'S LABORATORIES
 LTD                      American
                           Depository
                           Receipt
                           (ADR)        256135203        3,065     104,156 SHS        SOLE                 104,156
RETAIL OPPORTUNITY
 INVESTMENTS CORP.        Common Stock  76131N101        1,652     139,560 SHS        SOLE                 139,560
RED ROBIN GOURMET
 BURGERS, INC.            Common Stock  75689M101        1,247      45,000 SHS        SOLE                  45,000
SBA COMMUNICATIONS
 CORPORATION              Common Stock  78388J106        3,963      92,250 SHS        SOLE                  92,250
STERLITE INDUSTRIES
 (INDIA) LIMITED          American
                           Depository
                           Receipt
                           (ADR)        859737207          139      20,080 SHS        SOLE                  20,080
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.      Common Stock  808541106        1,794      27,000 SHS        SOLE                  27,000
Telefonica S.A.           American
                           Depository
                           Receipt
                           (ADR)        879382208        6,117     355,859 SHS        SOLE                 355,859
THOR INDUSTRIES, INC.     Common Stock  885160101        1,920      69,988 SHS        SOLE                  69,988
TRIMAS CORPORATION        Common Stock  896215209        1,558      86,800 SHS        SOLE                  86,800
TRACTOR SUPPLY COMPANY    Common Stock  892356106          905      12,900 SHS        SOLE                  12,900
UNDER ARMOUR, INC.        Common Stock  904311107        4,358      60,705 SHS        SOLE                  60,705
WELLPOINT, INC.           Common Stock  94973V107        7,943     119,897 SHS        SOLE                 119,897
WYNN RESORTS, LIMITED     Common Stock  983134107          497       4,500 SHS        SOLE                   4,500
YAHOO! INC.               Common Stock  984332106        2,936     182,000 SHS        SOLE                 182,000
Yongye International,
 Inc.                     Common Stock  98607B106           42      12,000 SHS        SOLE                  12,000
YUM! BRANDS, INC.         Common Stock  988498101        7,620     129,132 SHS        SOLE                 129,132
HORSEHEAD HOLDING CORP.   Common Stock  440694305        1,934     214,700 SHS        SOLE                 214,700
ZIPCAR INC                Common Stock  98974X103          207      15,400 SHS        SOLE                  15,400
ZIMMER HOLDINGS, INC.     Common Stock  98956P102        1,336      25,000 SHS        SOLE                  25,000
HURON CONSULTING GROUP
 INC.                     Common Stock  447462102        5,289     136,518 SHS        SOLE                 136,518
MCDONALD'S CORPORATION    Common Stock  580135101          462       4,600 SHS        SOLE                   4,600
